Exploration and Evaluation Assets (Schedule of Expenditures for Exploration and Evaluation Assets) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Balance Begining	$ 196,666,709	$ 154,435,875
Property acquisition and staking costs		4,989
NSR buy-down		4,427,850
Exploration expenses
Claim maintenance fees	477,218	441,060
Consulting	2,075,322	3,774,220
Data analysis	376,619	80,454
Drilling	8,413,363	18,647,636
Engineering	156,688	134,827
Environmental and permitting	1,755,073	387,679
Equipment rental	161,351	127,962
Geological	69,667	813,586
Geotechnical	71,381	654,687
Hydrology	1,648,207	930,729
Lease payments	1,813,000	1,924,039
Metallurgy	2,037,771	551,864
Preliminary economic assessment	1,127,651	579,226
Provision for site reclamation		946,010
Sampling and processing	403,757	643,480
Site development and reclamation	3,584,054	5,820,966
Supplies	493,100	1,225,992
Vehicle		113,578
Total Exploration expenses	24,664,222	42,230,834
Balance Ending	221,330,931	196,666,709
Railroad-Pinion Project [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance Begining	158,287,872	116,743,248
Property acquisition and staking costs		4,989
NSR buy-down		4,427,850
Exploration expenses
Claim maintenance fees	388,849	359,532
Consulting	1,929,576	3,692,499
Data analysis	376,619	58,172
Drilling	7,948,972	18,472,855
Engineering	156,688	134,827
Environmental and permitting	1,736,801	387,679
Equipment rental	148,781	127,471
Geological	69,667	788,032
Geotechnical	71,381	654,687
Hydrology	1,648,207	930,729
Lease payments	1,690,657	1,805,255
Metallurgy	2,037,771	551,864
Preliminary economic assessment	1,127,651	579,226
Provision for site reclamation		946,010
Sampling and processing	403,224	561,710
Site development and reclamation	3,482,076	5,722,669
Supplies	491,265	1,224,990
Vehicle		113,578
Total Exploration expenses	23,708,185	41,544,624
Balance Ending	181,996,057	158,287,872
Lewis Gold Project [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance Begining	38,378,837	37,692,627
Property acquisition and staking costs
NSR buy-down
Exploration expenses
Claim maintenance fees	88,369	81,528
Consulting	145,746	81,721
Data analysis		22,282
Drilling	464,391	174,781
Engineering
Environmental and permitting	18,272
Equipment rental	12,570	491
Geological		25,554
Geotechnical
Hydrology
Lease payments	122,343	118,784
Metallurgy
Preliminary economic assessment
Provision for site reclamation
Sampling and processing	533	81,770
Site development and reclamation	101,978	98,297
Supplies	1,835	1,002
Vehicle
Total Exploration expenses	956,037	686,210
Balance Ending	$ 39,334,874	$ 38,378,837